TRADE AND OTHER PAYABLES - Trade payables by currency (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2023	Dec. 31, 2022
TRADE AND OTHER PAYABLES
Current trade payables	Rp 18,608	Rp 18,457
Rupiah
TRADE AND OTHER PAYABLES
Current trade payables	15,929	16,727
US. Dollar
TRADE AND OTHER PAYABLES
Current trade payables	2,537	1,636
Others Currency
TRADE AND OTHER PAYABLES
Current trade payables	Rp 142	Rp 94